LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

5. LONG-TERM INVESTMENTS

Equity securities without readily determinable fair value

The Group had the following equity securities without readily determinable fair value:

	As of December 31,
	2019	2020
	US$	US$
Tibet Gelonghui Information Technology Co., LTD (“Gelonghui”)(a)	1,436,413	1,532,567
UNext Group Limited ("UNext")(b)	600,000	600,000
Total	2,036,413	2,132,567
(a)	In October 2017, the Group acquired 1.0% equity interests of Gelonghui for a purchase consideration of US$1,536,972 (RMB10,000,000). Gelonghui is principally engaged in information technology development, technical consultation and technical services. On January 1, 2018, the Group adopted ASU 2016-01 and ASU 2018-03 with no significant impacts noted. No fair value change was recorded for the years ended December 31, 2019 and 2020. The change of balance was foreign exchange difference.
(b)	In December 2019, the Group acquired 0.6% equity interests of UNext for a purchase consideration of US$600,000. UNext is principally engaged in financing service. No fair value change was recorded for the years ended December 31, 2019 and 2020.

5. LONG-TERM INVESTMENTS (Continued)

Available-for-sale securities

The Group had the following available-for-sale securities:

	As of December 31,
	2019	2020
	US$	US$
Beijing Yingxin Network Technology Co., LTD (“Yingxin”)(c)	753,496	803,938
Beijing Smart Zhenzhi Technology Co., LTD (“Zhenzhi”)(d)	167,197	—
Alphalion Technology Holding Limited (“Alphalion”)(e)	3,060,113	3,120,113
Total	3,980,806	3,924,051
(c)	In September 2017, the Group acquired 2.91% equity interests of Yingxin for a purchase consideration of US$461,092 (RMB3,000,000). Yingxin is principally engaged in IT services, including systems, data or maintenance. The investment was classified as available-for-sale securities as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. The unrealized holding gains of US$326,623, nil and nil were reported in other comprehensive income or loss for the years ended December 31, 2018, 2019 and 2020. The change of balance in 2020 was foreign exchange difference.
(d)	In July 2017, the Group acquired 3.33% equity interest of Zhenzhi for a purchase consideration of US$153,697 (RMB1,000,000). Zhenzhi is principally engaged in IT services, including software maintenance, application service and data processing. The investment was classified as available-for-sale securities as the Group determined that the preferred shares were debt securities due to the redemption option available to the investors and measured the investment subsequently at fair value. The unrealized holding gain of US$23,853 and nil for the years ended December 31, 2018 and 2019 were reported in other comprehensive income or loss. For the year ended December 31, 2020 , due to the deterioration of the operating conditions of Zhenzhi, the Group had made full provision of US$150,978 for the impairment of this investment.
(e)	In February 2019, the Group entered into a series of agreements to covert its short-term interest-free loans to Alphalion Technology Holding Limited and its affiliates amounted at US$3,060,113 into 25% equity interest of Alphalion (Note 14). Alphalion is principally engaged in IT services, including software maintenance, application service and data processing. The investment was classified as available-for-sale securities as the Group determined that the preferred shares were debt securities due to the redemption option available to investors and measured the investment subsequently at fair value. US$60,000 fair value change was recorded for the year ended December 31,2020.

5. LONG-TERM INVESTMENTS (Continued)

Equity method investments:

The Group had the following Equity method investments:

	As of December 31,
	2019	2020
	US$	US$
Ocean Joy Holdings Limited (“Ocean Joy”) (f)	—	424,333
Total	—	424,333

(f)	The Group prepaid US$462,276 (HKD3,600,000) in 2019 for the investment of 30% equity interests in Ocean Joy (including its sole subsidiary Ocean Joy Securities Limited) which has a license approved by SFC in Hong Kong to provide securities and futures services. The investment was completed in May 2020. The Group accounted for the investment under the equity method because the investments are of common stock and the Group has significant influence but does not control Ocean Joy. For the year ended December 31, 2020, the Group had recorded an investment loss of US$40,625.